Victory Core Bond Fund Expense Example, No Redemption - Victory Core Bond Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	2,970
Expense Example, No Redemption, 5 Years	5,242
Expense Example, No Redemption, 10 Years	$ 8,005